Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Significant Accounting Policies [Abstract]
Summary of Financial Statement Line Item Affected by the Adoption of ASC 842
The following table presents a summary of the amount by which each financial statement line item was affected by the adoption of ASC 842 (in thousands):

	January 1, 2022
	Prior to the Adoption of ASC 842	Effect of Adoption	Subsequent to the Adoption of ASC 842
Operating lease right-of-use asset	$—	$2,922	$2,922
Operating lease liabilities, current portion	$—	$1,577	$1,577
Deferred rent, current portion	$939	$(939)	$—
Operating lease liabilities, net of current portion	$—	$3,253	$3,253
Deferred rent, net of current portion	$969	$(969)	$—